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                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment  [  ]    Amendment No.:      _______
    This Amendment (Check only one):         [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Sectoral Asset Management Inc.
Address:  1000 Sherbrooke West, Suite 2120
          Montreal, QC H3A 3G4 Canada

Form 13F File Number:  28-10673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
Title:   Chief Executive Officer
Phone:   514-849-8777

Signature, place and date of signing:

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
/s/  Jerome Pfund, Chief Executive Officer, Montreal, Quebec, Canada, November 10, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    72

Form 13F Information Table Value Total:    $1,979,935
                                           (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                                  SECTORAL ASSET MANAGEMENT INC.
                  FORM 13F INFORMATION TABLE - Quarter Ended September 30,2005

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
     ITEM 1             ITEM 2      ITEM 3      ITEM 4          ITEM 5        ITEM 6       ITEM 7           ITEM 8
                         TITLE                            SHRS
                           OF                  VALUE     OR PRN  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER           CLASS      CUSIP     (x$1000)     AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE      SHARED      NONE
----------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC            COMMON   00826T108    61343    1326900 SH            SOLE                   55200       0       1271700
AFFYMETRIX INC            COMMON   00826T108     2954      63900 SH    PUT     SOLE                   55200       0          8700
ALEXION PHARM INC         COMMON   015351109    50254    1817512 SH            SOLE                   84065       0       1733447
ALKERMES INC              COMMON   01642T108    15817     941500 SH            SOLE                   96400       0        845100
ALLERGAN INC              COMMON   018490102     7788      85000 SH            SOLE                       0       0         85000
AMERICAN PHARMACEUTI      USD0.01  02886P109     5616     123000 SH            SOLE                       0       0        123000
AMGEN INC                 COMMON   031162100   157533    1977320 SH            SOLE                   78020       0       1899300
AMYLIN PHARM INC          COMMON   032346108   106766    3068860 SH            SOLE                   93160       0       2975700
ANADYS PHARMACEUTICL      COMMON   03252Q408     4639     434765 SH            SOLE                  108323       0        326442
ANDRX GROUP               COMMON   034553107     3425     222000 SH            SOLE                       0       0        222000
ARIAD PHARMACEUTICAL      COMMON   04033A100     1099     147900 SH            SOLE                  131400       0         16500
ASTRAZENECA               ADR      046353108     6663     141460 SH            SOLE                     560       0        140900
BARR PHARMACEUTICALS      COMMON   068306109     4229      77000 SH            SOLE                       0       0         77000
BIOGEN IDEC INC           COMMON   09062X103    58011    1469370 SH            SOLE                     370       0       1469000
BOSTON LIFE SCIENCE       WARRANT  100843705      169      15378 SH            SOLE                       0       0         15378
BRISTOL MYERS SQUIBB      COMMON   110122108     9057     376433 SH            SOLE                    1340       0        375093
CELGENE CORP              COMMON   151020104    91054    1676250 SH            SOLE                     250       0       1676000
CEPHALON INC              COMMON   156708109     6174     133000 SH            SOLE                       0       0        133000
CHIRON CORP               COMMON   170040109    90631    2076321 SH            SOLE                   96157       0       1980164
COTHERIX INC              COMMON   22163T103     5553     398085 SH            SOLE                  248298       0        149787
CRITICAL THERAPEUTIC      COMMON   22674T105     9216     978395 SH            SOLE                  142406       0        835989
CV THERAPEUTICS INC       COMMON   126667104    37808    1413389 SH            SOLE                  110000       0       1303389
DOV PHARMACEUTICAL        COMMON   259858108     3752     220968 SH            SOLE                       0       0        220968
ELI LILLY & CO            COMMON   532457108    10760     201041 SH            SOLE                     650       0        200391
ENDO PHARM HLDGS INC      COMMON   29264F205    13380     501686 SH            SOLE                     480       0        501206
FIRST HORIZON PHARM       COMMON   32051K106     6756     340000 SH            SOLE                       0       0        340000
FOREST LABS INC           COMMON   345838106     6859     176000 SH            SOLE                       0       0        176000
GENZYME CORP              COMMON   372917104    82558    1152400 SH            SOLE                   35600       0       1116800
GILEAD SCIENCES INC       COMMON   375558103   100777    2066800 SH            SOLE                   53400       0       2013400
HUMAN GENOME SCI          COMMON   444903108    62870    4626200 SH            SOLE                  204200       0       4422000
ICOS CORP                 COMMON   449295104    63712    2306744 SH            SOLE                   19132       0       2287612
IDENIX PHARMACEU          COMMON   45166R204    20577     819799 SH            SOLE                       0       0        819799
IMCLONE SYSTEMS INC       COMMON   45245W109    59985    1907300 SH            SOLE                   84200       0       1823100
IMPAX LABS INC            COMMON   45256B101     1854     152863 SH            SOLE                       0       0        152863
INSPIRE PHARMACEUTIC      COMMON   457733103     2972     391000 SH            SOLE                       0       0        391000
INTERMUNE INC             COMMON   45884X103    63547    3839668 SH            SOLE                  168690       0       3670978
INVITROGEN CORP           COMMON   46185R100    51191     680466 SH            SOLE                       0       0        680466
IVAX CORP                 COMMON   465823102     4834     183400 SH            SOLE                       0       0        183400
K V PHARMACEUTICAL        CLASS A  482740206     2008     113000 SH            SOLE                       0       0        113000
KING PHARMACEUTICALS      COMMON   495582108     3604     234320 SH            SOLE                       0       0        234320
MEDAREX INC               COMMON   583916101    22386    2351495 SH            SOLE                       0       0       2351495
MEDICINES CO              COMMON   584688105    95246    4139345 SH            SOLE                  156820       0       3982525
MEDIMMUNE INC             COMMON   584699102    44251    1315040 SH            SOLE                       0       0       1315040
MGI PHARMA INC            COMMON   552880106    14333     616720 SH            SOLE                     720       0        616000
MILLENNIUM PHARMA         COMMON   599902103    28398    3043739 SH            SOLE                       0       0       3043739
MOMENTA PHARMACEUTIC      COMMON   60877T100    16112     591277 SH            SOLE                   85290       0        505987
MYLAN LABS INC            COMMON   628530107     5547     288000 SH            SOLE                       0       0        288000
NABI BIOPHARMACEUTIC      COMMON   629519109    48212    3680276 SH            SOLE                  269420       0       3410856
NEUROCRINE BIOSCIENC      COMMON   64125C109   102095    2075533 SH            SOLE                   85130       0       1990403
NOVARTIS AG               ADR      66987V109       29        560 SH            SOLE                     560       0             0
NOVO-NORDISK AS           ADR      670100205       12        240 SH            SOLE                     240       0             0
NPS PHARMACEUTICALS       COMMON   62936P103    16429    1624991 SH            SOLE                       0       0       1624991
ONYX PHARMACEUTICALS      COMMON   683399109    80270    3214655 SH            SOLE                  129460       0       3085195
OSCIENT PHARMA CORP       ESCROW   68812R105       11       5044 SH            SOLE                       0       0          5044
OSCIENT PHARMA CORP       COMMON   68812R105       94      44214 SH            SOLE                       0       0         44214
OSI PHARMACEUTICALS       COMMON   671040103     4711     161100 SH    CALL    SOLE                   98700       0         62400
OSI PHARMACEUTICALS       COMMON   671040103    45723    1563702 SH            SOLE                   98710       0       1464992
PALATIN TECHNO            WARRANT  696077304      170     166667 SH            SOLE                       0       0        166667
PFIZER INC                COMMON   717081103      200       8000 SH            SOLE                       0       0          8000
PHARMION CORP             COMMON   71715B409    52093    2388510 SH            SOLE                  132730       0       2255780
PROGENICS PHARMACEUT      COMMON   743187106    29414    1240588 SH            SOLE                   80400       0       1160188
QLT INC                   COMMON   746927102       12       1500 SH    CALL    SOLE                    1500       0             0
QLT INC                   COMMON   746927102    10229    1333619 SH            SOLE                    1590       0       1332029
RENOVIS INC               COMMON   759885106     1452     107350 SH            SOLE                     350       0        107000
SEPRACOR INC              COMMON   817315104     9438     160000 SH            SOLE                       0       0        160000
SERONO S A                ADR      81752M101       13        800 SH            SOLE                     800       0             0
TARO PHARM INDS LTD       ORD      M8737E108     3598     139852 SH            SOLE                       0       0        139852
TEVA PHARMACEUTICAL       ADR      881624209    15872     474940 SH            SOLE                     440       0        474500
VERTEX PHARMACEUTICL      COMMON   92532F100    28789    1288092 SH            SOLE                       0       0       1288092
WATSON PHARMACEUTCLS      COMMON   942683103     5931     162000 SH            SOLE                       0       0        162000
XENOGEN                   WARRANT  98410R108      247      80400 SH            SOLE                   80400       0             0
XENOGEN                   COMMON   98410R108      823     268000 SH            SOLE                  268000       0             0

                      Total       72        1,979,935